Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jun. 26, 2016
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2017